Note 1 - Basis of Presentation and Significant Accounting Policies (Details Textual) $ in Millions		3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 01, 2014 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis of Presentation and Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax		$ (2)	$ (16)			$ 2	$ 16
Advertising Expense				$ 5	$ 12	6	10
Deferred Tax Assets, Net of Valuation Allowance, Current			$ 31			$ 22	31
Reduction in Level 3 Assets for the U.S. Plans [Member] | Year Ended December 31, 2014 [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment							1,837
Reduction in Level 3 Assets for the U.S. Plans [Member] | Year Ended December 31, 2013 [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment	$ 1,721
Reduction in Level 3 Assets for the Non-U.S. Plans [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment	$ 106
Reduction in Level 3 Assets for the Non-U.S. Plans [Member] | Year Ended December 31, 2014 [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment							106
Decrease in Level 2 Assets for the U.S. Plans [Member] | Year Ended December 31, 2014 [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment							1,761
Decrease in Level 2 Assets for the Non-U.S. Plans [Member] | Year Ended December 31, 2014 [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment							$ 251
Equipment Subject to Operating Leases [Member] | Minimum [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life						3 years
Equipment Subject to Operating Leases [Member] | Maximum [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life						7 years
Venezuelan Bolivars Fuertes
Basis of Presentation and Significant Accounting Policies [Line Items]
Foreign Currency Exchange Rate, Remeasurement			6.3			6.3	6.3
SICAD 1 [Member] | Venezuelan Bolivars Fuertes
Basis of Presentation and Significant Accounting Policies [Line Items]
Foreign Currency Exchange Rate, Remeasurement			12.0				12.0
SICAD 2 [Member] | Venezuelan Bolivars Fuertes
Basis of Presentation and Significant Accounting Policies [Line Items]
Foreign Currency Exchange Rate, Remeasurement			49.99				49.99
SIMADI [Member] | Venezuelan Bolivars Fuertes
Basis of Presentation and Significant Accounting Policies [Line Items]
Foreign Currency Exchange Rate, Remeasurement		191.97				198.7
RED-Rochester, LLC [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Noncontrolling Interest in Variable Interest Entity			$ 21			$ 25	$ 21
Deferred Tax Assets, Net of Valuation Allowance, Current						22
RED-Rochester, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets			77			69	77
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities			11			13	11
Kodak's Venezuelan Subsidiary [Member] | Venezuelan Bolivars Fuertes
Basis of Presentation and Significant Accounting Policies [Line Items]
Foreign Denominated Monetary Assets			$ 2			$ 1	$ 2